Cash and cash equivalents and financial assets, Cash and cash equivalents (Details)	Dec. 31, 2021 CHF (SFr) $ / SFr € / SFr	Dec. 31, 2020 CHF (SFr) $ / SFr € / SFr	Dec. 31, 2019 CHF (SFr)	Dec. 31, 2018 CHF (SFr)
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 82,216,000	SFr 160,893,000	SFr 193,587,000	SFr 156,462,000
Translation rate into CHF	0.923
CHF [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 64,941,000	152,537,000
EUR [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 2,253,000	SFr 4,215,000
Translation rate into CHF | € / SFr	1.045	1.095
USD [Member]
Cash and cash equivalents [Abstract]
Cash and cash equivalents	SFr 15,022,000	SFr 4,141,000
Translation rate into CHF | $ / SFr	0.923	0.891